Offerings - Offering: 1	Dec. 05, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 2,337,372,583.00
Amount of Registration Fee	$ 322,791.15
Offering Note	The transaction valuation is calculated as the aggregate maximum purchase price for common shares of beneficial interest of Blackstone Private Credit Fund (the ''Fund''). The fee of $322,791.15 was paid in connection with the filing of the Schedule TO-I by the Fund (File No. 005-91801) on November 3, 2025. The amount of filing fee is calculated at $138.10 per $1,000,000.00 of the transaction valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Fee Rate Advisory No. 1 for fiscal year 2026.